Equity Securities Issued (Tables)	6 Months Ended
Dec. 31, 2023
Equity Securities Issued [Abstract]
Schedule of Share capital	Share capital
	31 December	31 December	30 June	30 June
	2023 No.	2023 $	2023 No.	2023 $
Fully paid	227,798,346	88,436,263	227,798,346	88,436,263

Schedule of Movements in Ordinary Shares	Movements in ordinary shares:
	Number of
Details	shares	$
Balance at 1 July 2023	227,798,346	88,436,263
Less: Transaction costs arising on share issues	-	-
Balance at 31 December 2023	227,798,346	88,436,263

Schedule of Other Reserves
		Share-based payments	Foreign currency translation	Total other reserves
Consolidated entity	Notes	$	$	$
At 1 July 2023		3,123,759	112,210	3,235,969

Currency translation differences		-	4,441	4,441
Other comprehensive income		-	4,441	4,441

Transactions with owners in their capacity as owners
Options and warrants expensed	7	8,921	-	8,921
Options issued in the period (net of adjustments)	7	(30,501)	-	(30,501)
At 31 December 2023		3,102,179	116,651	3,218,830

Schedule of Movements in Options and Warrants
		Number of
Details	Note	options	$
Balance at 1 July 2023		12,879,720	3,123,758

Options issued in the period (net of adjustments)	7, 10(b)(ii)	1,000,000	(30,501)
Options and warrants expensed		-	8,921
Balance at 31 December 2023		13,879,720	3,102,178